Inventories	12 Months Ended
Dec. 31, 2010
Inventories [Abstract]
Inventories

(4)	Inventories

Inventories by major category consist of the following:

	December 31,
	2009	2010
	RMB	RMB	US$

Raw materials	950,072	1,182,606	179,183
Work-in-progress	308,323	588,582	89,179
Finished goods	406,626	753,768	114,207

Total inventories	1,665,021	2,524,956	382,569

Provisions to write-down the carrying amount of obsolete inventory to its estimated net realizable value amounted to RMB 7,506, RMB 9,590 and RMB 16,467 (US$2,495) for the years ended December 31, 2008, 2009 and 2010, respectively, and were recorded as cost of revenues in the consolidated statements of operations.